REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS
10.	REDEEMABLE NON-CONTROLLING INTERESTS

In August and December 2020, 1 Pharmacy Technology issued its ordinary shares to certain private placement investors at fair value evaluated by the third-party valuer, representing 9.2% of the outstanding shares of 1 Pharmacy Technology for total consideration of RMB 934,820. Under the agreements, 1 Pharmacy Technology and the new investors agreed to facilitate 1 Pharmacy Technology’s IPO in the Shanghai Sci-Tech Innovation Board (“STAR”) prior to June 30, 2023. If the IPO has not been completed and the China Securities Regulatory Commission has not otherwise approved the registration of the STAR Listing registration application prior to June 30, 2023, the new investors have the right to require Yao Wang to repurchase all or any portion of their ownership interests in 1 Pharmacy Technology at the cost plus annual interest rate of 6%. The ownership interests held by the new investors were classified as redeemable non-controlling interests under ASC 480 Distinguishing Liabilities from Equity as the redemption feature embedded in the non-controlling interests and not solely within the Group’s control. Total number of 66,318,885 shares was increased in Yao Wang’s redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology.

10.	REDEEMABLE NON-CONTROLLING INTERESTS (Continued)

Based on the IPO process of 1 Pharmacy Technology in 2021 and 2022, the Group assessed the exercisability of the redemption right to be probable. For the years ended December 31, 2021 and 2022, RMB56,766 and RMB32,173 attribution was recorded under ASC 810 as net loss attributable to redeemable non-controlling interest, RMB133,370 and RMB88,263 of difference between carrying amount and redemption value was recorded under ASC 480 as adjustment attributable to redeemable non-controlling interest respectively.

The redeemable non-controlling interests for the years ended December 31, 2021 and 2022 was summarized as follows:

	For the year ended
	December 31, 2021	December 31, 2022
Opening balance as of January 1	924,245	1,000,849
Net loss attributable to the redeemable non-controlling interests shareholders	(56,766)	(32,329)
Accretion of redeemable non-controlling interest	133,370	88,419
Ending balance as of December 31	1,000,849	1,056,939